Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2025
Fair value measurement [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Marketable securities	Closing market price of common shares as of the measurement date (Level 1)
Derivatives	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Contingent consideration payable	Discounted cash flow model (Level 3)
Other long term liability	Discounted cash flow model (level 3)
Derivative liability	Closing market price of warrants (Level 1) or Kynex valuation model (Level 2)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities, long-term liabilities	Carrying amount (approximates fair value due to short-term nature)
Lease receivable, loans and borrowings, and lease liabilities.	Carrying value discounted at the effective interest rate approximates fair value

The carrying values of the financial instruments at March 31, 2025 are summarized in the following table:

	Amortized cost	FVTPL	Total
	$	$	$
Financial Assets
Cash and cash equivalents	137,921	—	137,921
Restricted cash	47,407	—	47,407
Accounts receivable, excluding sales taxes and lease receivable	37,798	—	37,798
Marketable securities	—	554	554
Lease receivable	6,841	—	6,841
Financial Liabilities
Accounts payable and accrued liabilities	73,605	—	73,605
Lease liabilities	42,876	—	42,876
Derivative liabilities	—	5,531	5,531
Other long term liabilities	498	—	498
Loans and borrowings	61,707	—	61,707

The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Notes	Level 1	Level 2	Level 3	Total
		$	$	$	$
As at March 31, 2025
Marketable securities	7	554	—	—	554
Other long term liability		498		47,597	48,095
Derivative liabilities	14(c), 15(e)	3,111	2,420	—	5,531

As at March 31, 2024
Marketable securities	—	4,036	—	—	4,036
Derivative asset		—	760	—	760
Other long term liability		591	—	45,519	46,110
Derivative liabilities	14(c), 15(e)	1,698	611	—	2,309
Other long term liability includes the put option arising from the acquisition of Bevo. The put option is valued using a Monte Carlo simulation model. The determination relies on forecasted information, of which the significant assumptions used within the model are revenue, cost of sales and operating expenses. As at March 31, 2025, the present value of the amount payable on exercise of the put option was $47.6 million (March 31, 2024 - $45.5 million) which is recorded in other long term liability in the consolidated statements of financial position. The change during the year ended March 31, 2025 of $2.1 million (year ended March 31, 2024 - $2.1 million) is recorded in deficit in the consolidated statements of changes in equity.